Note 15: Credit Quality of Long-Term Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 1,177	$ 569
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Credit Quality, Additional Information	We determine credit ratings for each customer in the portfolio based upon public information and information obtained directly from our customers. We conduct a review of customer credit ratings, published historical credit default rates for different rating categories, and multiple third party aircraft value publications as a basis to validate the reasonableness of the allowance for losses on these balances quarterly or when events and circumstances warrant. The credit ratings listed below range from “A” which indicates an extremely strong capacity to meet financial obligations and the receivable is either collateralized or uncollateralized, to “D” which indicates that payment is in default and the receivable is uncollateralized.
Financing Receivable, Credit Quality, Date Ratings Updated Range	quarterly or when events and circumstances warrant
Aerospace Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Beginning Balance	70	42
Financing Receivable, Reserve for Credit Losses, Provisions	1	25
Financing Receivable, Allowance for Credit Losses, Write-downs	0	0
Financing Receivable, Allowance for Credit Losses, Recovery	(5)	(9)
Financing Receivable Reserve For Credit Losses And Exposure, Other	(6)	12
Financing Receivable, Allowance for Credit Losses, Ending Balance		70
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	60	70
Financing Receivable, Individually Evaluated for Impairment	1,177	569
Financing Receivable, Allowance for Credit Losses, Risk Characteristics	Economic conditions and air travel influence the operating environment for most airlines, and the financial performance of our aerospace businesses is directly tied to the economic conditions of the commercial aerospace and defense industries. Additionally, the value of the collateral is also closely tied to commercial airline performance and may be subject to exposure of reduced valuation as a result of market declines.
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	Factors considered in assessing collectability and risk include, but are not limited to, examination of credit quality indicators and other evaluation measures, underlying value of any collateral or security interests, significant past due balances, historical losses, and existing economic conditions.
Financing Receivable, Allowance for Credit Losses, Policy for Uncollectible Amounts	Uncollectible long-term receivables are written-off when collection of the indebtedness has been pursued for a reasonable period of time without collection; the customer is no longer in operation; or judgment has been levied, but the underlying assets are not adequate to satisfy the indebtedness.
Long-term Trade Accounts Receivable Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	593	204
Long-term Trade Accounts Receivable Financing Receivable [Member] | A Low Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	569	201
Long-term Trade Accounts Receivable Financing Receivable [Member] | B Moderate Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	21	3
Long-term Trade Accounts Receivable Financing Receivable [Member] | C High Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	3	0
Long-term Trade Accounts Receivable Financing Receivable [Member] | D In Default Uncollateralized Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	0	0
Notes and Leases Receivable Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	584	365
Notes and Leases Receivable Financing Receivable [Member] | A Low Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	26	0
Notes and Leases Receivable Financing Receivable [Member] | B Moderate Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	458	295
Notes and Leases Receivable Financing Receivable [Member] | C High Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	100	70
Notes and Leases Receivable Financing Receivable [Member] | D In Default Uncollateralized Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 0	$ 0